Income Taxes (Details) - Schedule of income taxes at statutory rates - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Taxes At Statutory Rates Abstract
Loss for the year	$ (17,847,892)	$ (6,911,040)	$ (7,256,326)
Expected income tax (recovery)	(4,819,000)	(1,866,000)	(1,959,000)
Change in statutory, foreign tax, foreign exchange rates and other	294,000	275,000	398,000
Permanent differences	1,107,000	403,000	260,000
Share issue costs	432,000		(116,000)
Adjustment to prior years provision versus statutory tax returns		(35,000)	3,133,000
Change in unrecognized deductible temporary differences	2,986,000	1,223,000	(1,716,000)
Income tax expense